ACCOUNTING POLICIES - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Significant Accounting Policies [Line Items]
Company's consolidation policy	Investments in 20% to 50% owned companies are accounted for by the equity method, whereby Kyocera includes in net income its equity in the earnings or losses from these companies.
Percentage of weighted average cost inventory for finished goods and work in process	70.00%	70.00%
Percentage of FIFO inventory for raw materials and supplies	59.00%	57.00%
Other Current Assets
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	¥ 619	¥ 571
Investments in and Advances to Affiliates
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	229	0
Other Long-term Investments
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	100	253
Other Assets
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	¥ 1,876	¥ 2,001